Property and Equipment (Details) - Schedule of Property and Equipment - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
At cost [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	SFr 587,194	SFr 587,194
Property, plant and equipment	587,194	587,194
Additions
Disposals
At cost [Member] | Production equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	353,488	353,488
Property, plant and equipment	353,488	353,488
Additions
Disposals
At cost [Member] | Office furniture and EDP [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	233,706	233,706
Property, plant and equipment	233,706	233,706
Additions
Disposals
Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	(587,193)	(587,193)
Property, plant and equipment	(587,193)	(587,193)
Charge for the year
Disposals
Accumulated depreciation [Member] | Production equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	(353,488)	(353,488)
Property, plant and equipment	(353,488)	(353,488)
Charge for the year
Disposals
Accumulated depreciation [Member] | Office furniture and EDP [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	(233,705)	(233,705)
Property, plant and equipment	(233,705)	(233,705)
Charge for the year
Disposals
Net book value [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	1
Property, plant and equipment	1	1
Net book value [Member] | Production equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment
Property, plant and equipment
Net book value [Member] | Office furniture and EDP [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Property, plant and equipment	1
Property, plant and equipment	SFr 1	SFr 1